Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Jan. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Property and equipment,accumulated depreciation (in Dollars)	$ 43,357	$ 2,185,525	$ 2,178,291
Preferred stock par value (in Dollars per share)	$ 100	$ 100	$ 100
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	240,000,000	240,000,000
Common stock, shares issued	185,104,037	184,979,037	176,131,047
Common stock, shares outstanding	185,104,037	184,979,037	176,131,047
Convertible debentures due September 2016 [Member]
Convertible debentures, discount (in Dollars)	717,274	717,727
Convertible debentures due January 2015 [Member]
Convertible debentures, discount (in Dollars)	$ 1,390,038